[LOGO OF USAA]
    USAA(R)
                     USAA GROWTH &
                               INCOME Fund

                                 [GRAPHIC OF USAA GROWTH & INCOME FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
      JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

                                       I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]     WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                     AS TO THE TRUE HEALTH OF THE ECONOMY

                                        AND ITS POTENTIAL FOR GROWTH.

                                                    "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S.
                 economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    1

SHAREHOLDER VOTING RESULTS                                                    7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         17

   Financial Statements                                                      18

   Notes to Financial Statements                                             21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.


--------------------------------------------------------------------------------
                                  1/31/03                      7/31/02
--------------------------------------------------------------------------------
Net Assets                      $786.6 Million              $851.0 Million
Net Asset Value Per Share          $13.43                       $14.64


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
 7/31/02 TO 1/31/03*     1 YEAR         5 YEARS      SINCE INCEPTION ON 6/1/93
       -5.94%            -22.36%         -1.95%                7.11%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                            LIPPER       LIPPER                      LIPPER       LIPPER
                           MULTI-CAP    MULTI-CAP                  LARGE-CAP    LARGE-CAP
           USAA GROWTH    CORE FUNDS   CORE FUNDS   RUSSELL 3000   CORE FUNDS   CORE FUNDS   S&P 500
          & INCOME FUND    AVERAGE       INDEX         INDEX        AVERAGE       INDEX       INDEX
          -------------   ----------   ----------   ------------   ----------   ----------   --------
 6/01/93   $10000.00      $10000.00    $10000.00     $10000.00     $10000.00    $10000.00   $10000.00
 6/30/93     9990.00       10009.48     10024.33      10065.74      10022.77     10052.62    10029.19
 7/31/93     9930.00        9979.32      9982.60      10048.65       9982.39     10014.05     9988.81
 8/31/93    10240.00       10358.71     10381.65      10439.26      10366.50     10383.94    10366.98
 9/30/93    10230.00       10405.04     10451.09      10437.70      10394.16     10384.20    10287.47
10/31/93    10289.91       10549.22     10621.11      10586.87      10564.48     10545.04    10500.14
11/30/93    10280.12       10385.86     10443.96      10423.12      10402.84     10378.87    10400.06
12/31/93    10481.00       10670.53     10760.12      10627.75      10660.52     10616.74    10525.79
 1/31/94    10864.70       10996.12     11132.64      10952.98      10995.84     10958.57    10883.30
 2/28/94    10652.66       10871.58     10948.28      10688.35      10780.19     10752.08    10588.06
 3/31/94    10066.31       10415.31     10463.76      10221.00      10309.24     10257.85    10127.34
 4/30/94    10248.97       10489.40     10563.93      10337.90      10401.28     10356.80    10257.08
 5/31/94    10370.74       10548.90     10643.38      10451.81      10488.23     10438.47    10424.75
 6/30/94    10157.64       10255.85     10337.60      10165.66      10196.36     10163.04    10169.65
 7/31/94    10565.58       10512.09     10640.11      10480.73      10494.85     10468.11    10503.35
 8/31/94    11014.31       10977.63     11099.69      10937.56      10916.42     10841.71    10932.99
 9/30/94    10759.30       10789.22     10865.49      10704.96      10675.19     10614.22    10665.85
10/31/94    10820.78       10955.16     10986.13      10881.98      10845.51     10785.56    10905.13
11/30/94    10419.17       10592.21     10552.71      10484.92      10447.86     10405.68    10508.48
12/31/94    10615.74       10715.35     10660.49      10648.19      10571.63     10502.27    10664.06
 1/31/95    10751.30       10823.38     10797.40      10881.50      10719.62     10687.49    10940.42
 2/28/95    11116.28       11226.58     11210.38      11325.42      11125.83     11054.63    11366.36
 3/31/95    11314.30       11544.10     11520.94      11607.15      11426.68     11329.79    11701.23
 4/30/95    11681.31       11823.07     11736.33      11910.62      11704.66     11579.00    12045.53
 5/31/95    12037.83       12128.91     12077.65      12343.31      12091.62     11953.04    12526.24
 6/30/95    12310.55       12608.47     12481.91      12700.26      12448.68     12267.10    12816.68
 7/31/95    12710.72       13179.67     13027.39      13210.24      12916.08     12685.41    13241.52
 8/31/95    13218.94       13320.43     13140.10      13327.49      12961.31     12704.85    13274.57
 9/30/95    13282.98       13692.15     13520.63      13843.91      13402.77     13180.13    13834.47
10/31/95    13037.99       13439.45     13324.12      13724.36      13292.53     13118.97    13785.04
11/30/95    13710.58       13865.98     13896.89      14333.05      13809.30     13631.39    14389.49
12/31/95    13967.46       13937.36     14094.13      14567.17      13980.18     13837.31    14666.67
 1/31/96    14289.78       14223.69     14459.48      14989.99      14375.58     14244.44    15165.28
 2/29/96    14450.95       14529.60     14755.87      15211.10      14591.73     14418.13    15306.36
 3/31/96    14902.02       14632.29     14948.76      15364.00      14726.36     14549.33    15453.73
 4/30/96    15063.88       15052.48     15310.53      15655.33      14983.29     14760.83    15681.36
 5/31/96    15268.90       15384.65     15609.73      16055.98      15322.05     15055.23    16085.09
 6/30/96    15258.62       15147.46     15443.60      16004.13      15299.53     15077.03    16146.41
 7/31/96    14576.36       14341.15     14687.87      15166.35      14597.60     14461.09    15433.46
 8/31/96    15074.52       14833.69     15178.12      15626.44      14970.37     14789.74    15759.49
 9/30/96    15780.70       15585.96     15946.93      16476.91      15774.47     15556.32    16645.68
10/31/96    16081.60       15746.38     16146.00      16778.11      16060.36     15865.74    17104.60
11/30/96    17152.56       16695.79     17189.21      17961.59      17153.96     16894.13    18396.37
12/31/96    17185.87       16553.14     16979.19      17745.26      16875.15     16582.85    18031.95
 1/31/97    17895.38       17300.65     17783.77      18727.25      17792.15     17489.45    19157.89
 2/28/97    18064.31       17212.98     17731.10      18747.72      17797.74     17468.36    19308.29
 3/31/97    17578.93       16560.46     17075.86      17899.38      17072.07     16720.47    18516.43
 4/30/97    18110.25       17117.82     17666.77      18781.06      17925.13     17646.72    19620.85
 5/31/97    19342.47       18337.97     18858.93      20063.79      19025.05     18717.58    20820.42
 6/30/97    20032.33       19005.37     19570.49      20897.88      19820.63     19529.31    21746.02
 7/31/97    21382.19       20477.82     21057.65      22536.18      21397.24     21072.06    23475.88
 8/31/97    20735.62       20016.42     20479.04      21622.13      20418.05     19999.79    22161.71
 9/30/97    21626.00       21155.00     21605.12      22848.18      21451.07     21029.30    23374.74
10/31/97    20788.41       20340.17     20792.30      22080.73      20698.73     20380.64    22594.97
11/30/97    21393.34       20686.77     21145.57      22926.15      21365.81     21046.62    23640.08
12/31/97    21661.57       20914.80     21440.44      23385.38      21702.26     21428.99    24045.78
 1/31/98    21448.62       20877.16     21560.41      23506.58      21895.64     21640.38    24311.48
 2/28/98    22986.58       22410.79     23099.85      25188.13      23445.22     23174.35    26063.91
 3/31/98    24178.11       23279.35     24183.69      26436.47      24482.77     24320.35    27397.53
 4/30/98    24344.20       23540.98     24445.77      26696.40      24727.95     24566.76    27678.08
 5/31/98    23739.15       22839.28     23774.89      26037.61      24197.71     24147.27    27202.99
 6/30/98    23781.03       23344.83     24442.06      26918.02      25037.60     25294.19    28307.15
 7/31/98    22449.29       22660.86     23943.51      26429.27      24673.76     25090.18    28007.99
 8/31/98    18989.15       19045.20     20216.09      22380.66      21027.77     21334.97    23961.50
 9/30/98    19623.32       20153.87     21174.42      23907.35      22297.95     22395.15    25497.81
10/31/98    21198.73       21559.15     22619.27      25722.06      23938.20     24075.13    27568.63
11/30/98    22484.26       22817.47     23831.63      27295.27      25358.26     25506.97    29238.83
12/31/98    23060.65       24458.95     25447.60      29030.10      26992.91     27200.67    30922.61
 1/31/99    23693.14       25271.68     26291.72      30016.32      27941.27     28151.69    32215.20
 2/28/99    23085.95       24260.78     25278.90      28953.11      27048.58     27282.23    31214.13
 3/31/99    24129.03       25058.33     26077.07      30015.48      28081.52     28379.91    32462.64
 4/30/99    25865.21       26114.43     27140.85      31370.32      28985.58     29140.25    33719.74
 5/31/99    25535.71       25803.60     26837.60      30774.11      28349.47     28367.12    32924.36
 6/30/99    26759.94       27130.09     28153.04      32329.30      29946.73     29950.14    34746.59
 7/31/99    25934.80       26497.03     27533.09      31349.01      29103.29     29071.38    33666.37
 8/31/99    25249.30       26059.87     27053.22      30992.55      28811.24     28774.84    33499.70
 9/30/99    24358.11       25461.40     26378.80      30200.41      28109.19     27995.12    32582.47
10/31/99    25315.13       26762.42     27717.67      32094.77      29712.18     29710.11    34643.43
11/30/99    25420.01       27782.00     28609.96      32992.99      30475.80     30439.07    35347.63
12/31/99    26314.11       30109.84     30732.27      35098.20      32489.14     32463.92    37426.63
 1/31/00    25312.17       29117.27     29863.92      33722.30      31135.86     31151.13    35546.44
 2/29/00    24112.47       30662.62     31014.48      34034.87      31200.58     31141.19    34874.27
 3/31/00    26723.19       32600.51     33002.34      36701.12      33783.04     33848.75    38283.77
 4/30/00    26696.77       31429.13     31777.19      35407.76      32739.82     32743.47    37132.38
 5/31/00    26776.02       30495.39     30672.80      34413.27      31914.56     31909.43    36371.16
 6/30/00    26708.35       31627.88     31966.25      35432.17      32975.81     33077.37    37266.93
 7/31/00    26192.18       31067.26     31466.78      34805.90      32425.70     32561.97    36684.81
 8/31/00    27462.75       33419.18     33686.69      37387.19      34582.35     34808.25    38962.18
 9/30/00    26550.11       31841.30     32139.24      35694.38      32728.69     32954.73    36905.76
10/31/00    27144.01       31571.38     31776.12      35186.15      32390.45     32573.02    36748.96
11/30/00    26226.16       29034.99     29070.58      31942.98      29752.49     29708.07    33854.04
12/31/00    27101.87       30008.46     29706.81      32479.79      30123.19     30071.62    34020.13
 1/31/01    27778.40       30777.81     30732.28      33590.88      30837.17     30923.12    35226.40
 2/28/01    26520.05       28455.89     27965.72      30521.75      28066.55     28045.47    32016.46
 3/31/01    25394.75       26701.36     26306.98      28532.17      26220.27     26323.86    29989.33
 4/30/01    27238.68       28679.66     28438.12      30820.31      28283.90     28324.34    32317.96
 5/31/01    27320.03       29008.48     28677.74      31067.84      28412.51     28483.96    32534.77
 6/30/01    26608.78       28568.28     28184.25      30494.98      27608.32     27727.25    31743.20
 7/31/01    26744.61       28122.11     27617.57      29992.40      27184.04     27325.49    31430.60
 8/31/01    25128.25       26726.08     26052.84      28221.76      25534.71     25716.43    29464.96
 9/30/01    23099.39       24163.69     23382.20      25731.89      23435.50     23764.79    27085.79
10/31/01    23371.63       24812.80     24017.07      26330.57      24014.34     24324.51    27602.58
11/30/01    25141.17       26716.57     25903.15      28358.63      25791.70     25918.14    29719.35
12/31/01    25441.16       27275.61     26510.09      28758.35      26028.25     26212.12    29979.86
 1/31/02    25032.86       26888.33     25923.86      28397.73      25545.40     25798.70    29542.60
 2/28/02    24751.28       26308.50     25455.62      27817.02      25002.24     25366.30    28972.74
 3/31/02    25485.09       27433.59     26485.86      29036.67      25913.22     26229.45    30062.50
 4/30/02    24216.47       26332.56     25360.07      27513.28      24458.70     24857.92    28240.69
 5/31/02    24019.13       26045.05     25152.34      27194.51      24239.37     24676.91    28033.36
 6/30/02    22285.83       24015.61     23181.82      25236.93      22450.90     22972.88    26037.24
 7/31/02    20662.73       22068.72     21353.59      23230.51      20787.12     21265.60    24008.12
 8/31/02    20733.30       22146.29     21488.69      23340.25      20885.84     21440.64    24165.29
 9/30/02    18657.98       20108.96     19512.53      20887.88      18782.32     19358.48    21541.63
10/31/02    19929.16       21450.49     20748.00      22551.11      20247.00     20862.31    23435.56
11/30/02    21355.69       22733.34     22011.47      23915.71      21227.28     21793.88    24813.61
12/31/02    20029.15       21500.79     20746.71      22563.63      20014.71     20646.27    23356.61
 1/31/03    19435.80       21036.56     20396.38      22011.52      19487.63     20104.31    22745.92

                                  [END CHART]

                           DATA SINCE INCEPTION ON 6/1/93 THROUGH 1/31/03.

                 THE RUSSELL 3000 INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON MULTI-CAP GROWTH AND VALUE STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 THE LIPPER MULTI-CAP CORE FUNDS INDEX REPLACED THE LIPPER LARGE-CAP CORE FUNDS INDEX. THE CHANGE TO THE LIPPER MULTI-CAP CORE FUNDS INDEX WAS MADE BECAUSE WELLINGTON MANAGEMENT COMPANY, LLP USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER MULTI-CAP CORE FUNDS INDEX.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 3000(R) Index measures the performance of the
                   3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Multi-Cap Core Funds Average, an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Multi-Cap Core Funds Index, which tracks the
                   total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

                 o The Lipper Large-Cap Core Funds Index, which tracks the
                   total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category.

                 o The Lipper Large-Cap Core Funds Average, an average of all large-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA Growth & Income Fund had a total return of -5.94%. This compares to a return of -5.25% for the benchmark Russell 3000 Index and a return of -5.26% for the S&P 500 Index.

WHAT WERE THE AREAS OF STRENGTH FOR THE FUND?

                 At Wellington Management Company, LLP, we have three levers to pull in our effort to add value: research-based stock selection, sector weightings, and diversification among large-, mid-, and small-cap stocks. During the reporting period, the Fund's overweight position and security selection in information technology helped performance, led by our holdings in Hewlett-Packard Co., Oracle Corp., and IBM Corp. Stock selection in financials added to relative performance, with Citigroup, Inc., Legg Mason, Inc., Bank of America Corp., and Countrywide Financial Corp. among our strongest performers in the sector. Strong stock selection in utilities also helped, led by Exelon Corp. and FPL Group.*

WHAT AREAS DETRACTED FROM PERFORMANCE?

                 Stock selection in health care detracted from performance, but we continue to maintain an overweight position in pharmaceutical companies, based on our view of promising new drug pipelines and attractive valuations. An overweight position and relatively weak stock selection within the consumer discretionary sector hurt performance because this group lagged the market, with Home Depot, Inc., Dillard's, Inc.*, BJs Wholesale Club, Inc.*, and McDonald's Corp. all among the Fund's biggest detractors on an

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE RUSSELL 3000 INDEX AND THE S&P 500 INDEX DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-16.

                 * SECURITY NOT OWNED BY THE FUND ON JANUARY 31, 2003.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 absolute basis. We were underweight in telecommunication services, and therefore were hurt because the sector had strong results during the period.

HOW WAS THE FUND ALLOCATED BY MARKET CAPITALIZATION?

                 Following an extended period of outperformance by small- and mid-cap stocks, we reduced the Fund's slight bias against large-cap stocks and ended the period relatively neutral to the benchmark as far as capitalization is concerned.

WHAT'S YOUR OUTLOOK?

                 With stock valuations at the low end of most historical ranges, dividend yields above cash returns, and expectations low, we believe the markets are gradually setting the stage for better future returns. At the end of the reporting period, the Fund's most significant sector overweights were in software, materials, media, and energy. The software emphasis is predicated on the view that software spending should pick up in 2003, while the media sector continues to enjoy above-average earnings trends, and the energy and materials sectors stand to benefit from better global economic growth later in 2003. The largest underweights were in the food, beverage, and tobacco sector as well as in real estate and telecommunications services.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf, and we look forward to continuing to earn your trust.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------

Pfizer, Inc.                            3.4%

Microsoft Corp.                         2.9%

Citigroup, Inc.                         2.6%

Exxon Mobil Corp.                       2.6%

American International Group, Inc.      2.5%

General Electric Co.                    2.3%

Bank One Corp.                          1.8%

SBC Communications, Inc.                1.7%

Abott Laboratories                      1.6%

Wyeth                                   1.6%

---------------------------------------------

---------------------------------------------
             TOP 10 INDUSTRIES*
             (% of Net Assets)
---------------------------------------------

Pharmaceuticals                         9.6%

Banks                                   7.2%

Diversified Financial Services          5.2%

Integrated Oil & Gas                    3.7%

Systems Software                        3.7%

Industrial Conglomerates                3.4%

Semiconductors                          3.1%

Computer Hardware                       2.9%

Electric Utilities                      2.4%

Multi-Line Insurance                    2.4%

---------------------------------------------

*EXCLUDES REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-16.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   40,135,325     1,265,222      801,275          234,735


PROPOSAL 2A
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Wellington Management Company, LLP.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   40,240,263     1,342,911      853,383            N/A


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   38,741,271     2,575,090      885,462          234,734


PROPOSAL 5
--------------------------------------------------------------------------------

                 To approve an amendment to the investment objective of the USAA Growth & Income Fund.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   39,902,805     1,465,779      833,238          234,735


                 * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           COMMON STOCKS (98.9%)

           ADVERTISING (1.2%)
   70,800  Catalina Marketing Corp.*                            $  1,380
  135,800  Omnicom Group, Inc.                                     8,189
                                                                --------
                                                                   9,569
                                                                --------

           AEROSPACE & DEFENSE (1.8%)
  202,600  Boeing Co.                                              6,400
   89,000  Northrop Grumman Corp.                                  8,136
                                                                --------
                                                                  14,536
                                                                --------

           AIR FREIGHT & LOGISTICS (1.7%)
   79,900  CNF Transportation, Inc.                                2,407
  199,700  EGL, Inc.*                                              2,614
  152,700  FedEx Corp.                                             8,032
                                                                --------
                                                                  13,053
                                                                --------

           ALUMINUM (0.8%)
  302,500  Alcoa, Inc.                                             5,980
                                                                --------

           APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
   43,100  Columbia Sportswear Co.*                                1,531
  148,300  Liz Claiborne, Inc.                                     4,259
                                                                --------
                                                                   5,790
                                                                --------
           APPAREL RETAIL (0.5%)
  143,300  Chico's FAS, Inc.*                                      2,609
   62,400  Too, Inc.*                                              1,039
                                                                --------
                                                                   3,648
                                                                --------

           APPLICATION SOFTWARE (1.3%)
  802,300  Cadence Design Systems, Inc.*                           7,959
  153,900  Verity, Inc.*                                           2,387
                                                                --------
                                                                  10,346
                                                                --------

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           BANKS (7.2%)
  167,704  Bank of America Corp.                                $ 11,748
  389,100  Bank One Corp.                                         14,206
  176,700  Banknorth Group, Inc.                                   4,008
  206,400  KeyCorp                                                 4,964
  291,800  Sovereign Bancorp, Inc.                                 3,974
  202,300  UnionBanCal Corp.                                       8,456
  262,300  Wachovia Corp.                                          9,435
                                                                --------
                                                                  56,791
                                                                --------

           BIOTECHNOLOGY (1.9%)
  246,100  Albany Molecular Research, Inc.*                        3,979
  116,500  Gilead Sciences, Inc.*                                  4,066
  205,200  IDEC Pharmaceuticals Corp.*                             6,585
                                                                --------
                                                                  14,630
                                                                --------

           BROADCASTING & CABLE TV (2.0%)
  466,200  Comcast Corp. "A"*                                     11,925
  136,100  Univision Communications, Inc. "A"*                     3,588
                                                                --------
                                                                  15,513
                                                                --------

           BUILDING PRODUCTS (1.1%)
  461,700  Masco Corp.                                             8,398
                                                                --------

           COMPUTER & ELECTRONIC RETAIL (0.2%)
   44,000  CDW Computer Centers, Inc.*                             1,940
                                                                --------

           COMPUTER HARDWARE (2.9%)
  656,500  Hewlett-Packard Co.                                    11,430
  143,400  IBM Corp.                                              11,218
                                                                --------
                                                                  22,648
                                                                --------

           CONSUMER FINANCE (0.9%)
   82,900  Countrywide Financial Corp.                             4,573
  348,500  Providian Financial Corp.*                              2,227
                                                                --------
                                                                   6,800
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           DATA PROCESSING SERVICES (0.4%)
   89,300  Automatic Data Processing, Inc.                      $  3,096
                                                                --------

           DISTILLERS & VINTNERS (0.5%)
  152,500  Constellation Brands, Inc. "A"*                         3,823
                                                                --------

           DIVERSIFIED CHEMICALS (1.3%)
  362,900  Dow Chemical Co.                                       10,546
                                                                --------

           DIVERSIFIED FINANCIAL SERVICES (5.2%)
  584,074  Citigroup, Inc.                                        20,081
   62,600  Federated Investors, Inc. "B"                           1,600
  183,900  Legg Mason, Inc.                                        9,202
  294,300  Merrill Lynch & Co., Inc.                              10,306
                                                                --------
                                                                  41,189
                                                                --------
           DRUG RETAIL (0.7%)
  249,400  CVS Corp.                                               5,641
                                                                --------

           ELECTRIC UTILITIES (2.4%)
  325,800  CINergy Corp.                                          10,328
  164,300  Exelon Corp.                                            8,368
                                                                --------
                                                                  18,696
                                                                --------

           ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
  497,300  Sanmina-SCI Corp.*                                      1,820
  169,500  Symbol Technologies, Inc.                               1,429
  183,800  Waters Corp.*                                           4,237
                                                                --------
                                                                   7,486
                                                                --------

           ENVIRONMENTAL SERVICES (0.8%)
  271,300  Waste Management, Inc.                                  6,237
                                                                --------

           FOOD RETAIL (1.1%)
  377,300  Safeway, Inc.*                                          8,942
                                                                --------

           GENERAL MERCHANDISE STORES (1.5%)
  246,800  Wal-Mart Stores, Inc.                                  11,797
                                                                --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           HEALTH CARE DISTRIBUTORS & SERVICES (1.5%)
   71,200  Henry Schein, Inc.*                                  $  2,886
  331,000  Laboratory Corp. of America Holdings*                   8,854
                                                                --------
                                                                  11,740
                                                                --------

           HEALTH CARE EQUIPMENT (2.0%)
  177,300  Baxter International, Inc.                              4,996
  311,600  Guidant Corp.*                                         10,476
                                                                --------
                                                                  15,472
                                                                --------

           HEALTH CARE FACILITIES (1.3%)
  137,400  HCA, Inc.                                               5,872
   26,500  Tenet Healthcare Corp.*                                   477
  137,400  Triad Hospitals, Inc.*                                  3,820
                                                                --------
                                                                  10,169
                                                                --------

           HEALTH CARE SUPPLIES (0.5%)
  151,400  Edwards Lifesciences Corp.*                             3,862
                                                                --------

           HOME FURNISHINGS (0.5%)
   68,200  Mohawk Industries, Inc.*                                3,593
                                                                --------

           HOME IMPROVEMENT RETAIL (0.9%)
  348,500  Home Depot, Inc.                                        7,284
                                                                --------

           HOMEBUILDING (0.6%)
  230,500  D.R. Horton, Inc.*                                      4,403
                                                                --------

           HOUSEHOLD PRODUCTS (1.1%)
  194,400  Kimberly-Clark Corp.                                    9,005
                                                                --------

           INDUSTRIAL CONGLOMERATES (3.4%)
   70,100  3M Co.                                                  8,731
  784,500  General Electric Co.                                   18,153
                                                                --------
                                                                  26,884
                                                                --------

           INDUSTRIAL MACHINERY (0.6%)
   84,300  ITT Industries, Inc.                                    4,734
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           INFORMATION TECHNOLOGY CONSULTING
             & SERVICES (2.2%)
  516,400  Accenture Ltd. "A"*                                  $  8,546
   92,100  Manhattan Associates, Inc.*                             2,223
  354,200  SunGard Data Systems, Inc.*                             6,886
                                                                --------
                                                                  17,655
                                                                --------

           INSURANCE BROKERS (1.7%)
  114,800  Arthur J. Gallagher & Co.                               2,899
  241,400  Marsh & McLennan Companies, Inc.                       10,291
                                                                --------
                                                                  13,190
                                                                --------

           INTEGRATED OIL & GAS (3.7%)
  137,100  ChevronTexaco Corp.                                     8,829
  600,200  Exxon Mobil Corp.                                      20,497
                                                                --------
                                                                  29,326
                                                                --------

           INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
  539,400  SBC Communications, Inc.                               13,183
                                                                --------

           LEISURE PRODUCTS (0.2%)
   38,000  Polaris Industries, Inc.                                1,959
                                                                --------

           MANAGED HEALTH CARE (0.8%)
   55,300  Anthem, Inc.*                                           3,433
  141,300  Caremark Rx, Inc.*                                      2,769
                                                                --------
                                                                   6,202
                                                                --------

           METAL & GLASS CONTAINERS (0.6%)
  222,800  Pactiv Corp.*                                           4,547
                                                                --------

           MOVIES & ENTERTAINMENT (1.3%)
  864,200  AOL Time Warner, Inc.*                                 10,077
                                                                --------

           MULTI-LINE INSURANCE (2.4%)
  356,100  American International Group, Inc.                     19,272
                                                                --------

           NETWORKING EQUIPMENT (1.4%)
  810,800  Cisco Systems, Inc.*                                   10,840
                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           OIL & GAS EQUIPMENT & SERVICES (0.8%)
  168,900  Schlumberger Ltd.                                    $  6,368
                                                                --------

           OIL & GAS EXPLORATION & PRODUCTION (1.9%)
  400,600  Chesapeake Energy Corp.                                 3,245
  228,100  EOG Resources, Inc.                                     8,841
  271,000  Swift Energy Co.*                                       2,575
                                                                --------
                                                                  14,661
                                                                --------

           PACKAGED FOODS & MEAT (0.5%)
   96,400  General Mills, Inc.                                     4,331
                                                                --------

           PAPER PACKAGING (0.6%)
  347,400  Smurfit-Stone Container Corp.*                          4,905
                                                                --------

           PAPER PRODUCTS (0.8%)
  170,200  International Paper Co.                                 6,076
                                                                --------

           PERSONAL PRODUCTS (1.1%)
  296,500  Gillette Co.                                            8,865
                                                                --------

           PHARMACEUTICALS (9.6%)
  329,100  Abbott Laboratories                                    12,545
  156,700  Eli Lilly & Co.                                         9,440
  159,400  King Pharmaceuticals, Inc.*                             2,340
  869,400  Pfizer, Inc.                                           26,395
  464,900  Schering-Plough Corp.                                   8,419
  100,600  Watson Pharmaceuticals, Inc.*                           3,046
  331,600  Wyeth                                                  12,943
                                                                --------
                                                                  75,128
                                                                --------

           PROPERTY & CASUALTY INSURANCE (2.1%)
   63,700  Ambac Financial Group, Inc.                             3,412
  184,200  St. Paul Companies, Inc.                                6,012
  415,300  Travelers Property Casualty Corp. "B"                   6,753
                                                                --------
                                                                  16,177
                                                                --------

           PUBLISHING (1.1%)
  124,300  Gannett Co., Inc.                                       9,032
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           RESTAURANTS (1.7%)
  144,300  Brinker International, Inc.*                         $  4,293
   34,500  CEC Entertainment, Inc.*                                  976
  132,900  Darden Restaurants, Inc.                                2,884
  354,200  McDonald's Corp.                                        5,044
                                                                --------
                                                                  13,197
                                                                --------

           SEMICONDUCTOR EQUIPMENT (0.5%)
   58,300  Cabot Microelectronics Corp.*                           2,559
   46,400  Novellus Systems, Inc.*                                 1,367
                                                                --------
                                                                   3,926
                                                                --------

           SEMICONDUCTORS (3.1%)
  212,500  Fairchild Semiconductor International, Inc. "A"*        2,325
   52,800  Integrated Circuit Systems, Inc.*                       1,109
  680,700  Intel Corp.                                            10,660
  297,500  International Rectifier Corp.*                          5,905
  122,700  Lattice Semiconductor Corp.*                              926
  231,000  Texas Instruments, Inc.                                 3,673
                                                                --------
                                                                  24,598
                                                                --------

           SOFT DRINKS (2.1%)
  132,600  Coca-Cola Co.                                           5,365
   46,000  Pepsi Bottling Group, Inc.                              1,166
  243,900  PepsiCo, Inc.                                           9,873
                                                                --------
                                                                  16,404
                                                                --------

           SPECIALTY CHEMICALS (0.1%)
   26,700  Cambrex Corp.                                             686
                                                                --------

           SPECIALTY STORES (0.8%)
  106,100  Linens'n Things, Inc.*                                  2,473
  117,400  Michaels Stores, Inc.*                                  3,962
                                                                --------
                                                                   6,435
                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES  SECURITY                                                (000)
------------------------------------------------------------------------
           SYSTEMS SOFTWARE (3.7%)
  484,700  Microsoft Corp.                                      $ 23,004
  522,300  Oracle Corp.*                                           6,283
                                                                --------
                                                                  29,287
                                                                --------

           TELECOMMUNICATION EQUIPMENT (0.3%)
  125,500  Comverse Technology, Inc.*                              1,195
  165,200  Tekelec, Inc.*                                          1,411
                                                                --------
                                                                   2,606
                                                                --------

           WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  398,800  Nextel Communications, Inc. "A"*                        5,033
                                                                --------
           Total common stocks (cost: $831,440)                  778,207
                                                                --------

PRINCIPAL                                                         MARKET
   AMOUNT                                                          VALUE
    (000)  SECURITY                                                (000)
------------------------------------------------------------------------
           REPURCHASE AGREEMENT (1.3%)
  $10,000  Morgan Stanley & Co., Inc., 1.31%, acquired on
             1/31/2003 and due 2/03/2003 at $10,000
             (collateralized by a $10,250 Fannie Mae Discount
             Note due 6/11/2003; market value $10,205)
             (cost: $10,000)(a,c)                                 10,000
                                                                --------

   NUMBER
OF SHARES
---------
           MONEY MARKET INSTRUMENTS (1.9%)
  104,349  AIM Short-Term Investment Co., 1.30%(b,c)                 104
7,615,198  Merrill Lynch Premier Institutional
              Fund, 1.33%(b,c)                                     7,615
  602,637  SSgA Money Market Fund, 1.03%(b)                          603
6,635,903  SSgA Prime Money Market Fund, 1.23%(b)                  6,636
                                                                --------
           Total money market instruments (cost: $14,958)         14,958
                                                                --------

           TOTAL INVESTMENTS (COST: $856,398)                   $803,165
                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                 (b) Rate represents the money market fund annualized seven-day yield at January 31, 2003.

                 (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

                      *Non-income-producing security for the 12 months preceding
                       January 31, 2003.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities on
      loan of $17,231) (identified cost of $856,398)                        $803,165
   Cash                                                                          126
   Receivables:
      Capital shares sold                                                        617
      Dividends                                                                  920
      Securities sold                                                          5,451
      Other                                                                        3
                                                                            --------
         Total assets                                                        810,282
                                                                            --------
LIABILITIES

   Payable upon return of securities loaned                                   17,720
   Securities purchased                                                        4,913
   Capital shares redeemed                                                       486
   USAA Investment Management Company                                            366
   USAA Transfer Agency Company                                                  197
   Accounts payable and accrued expenses                                          24
                                                                            --------
         Total liabilities                                                    23,706
                                                                            --------
            Net assets applicable to capital shares outstanding             $786,576
                                                                            ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                          $856,285
   Accumulated undistributed net investment income                               201
   Accumulated net realized loss on investments                              (16,677)
   Net unrealized depreciation of investments                                (53,233)
                                                                            --------
            Net assets applicable to capital shares outstanding             $786,576
                                                                            ========
   Capital shares outstanding                                                 58,555
                                                                            ========
   Authorized shares of $.01 par value                                       110,000
                                                                            ========
   Net asset value, redemption price, and offering price per share          $  13.43
                                                                            ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                    of OPERATIONS
                    (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends                                                            $  5,824
      Interest                                                                  182
      Fees from securities loaned                                                20
                                                                           --------
        Total income                                                          6,026
                                                                           --------
   Expenses:
      Management fees                                                         2,369
      Administrative and sevicing fees                                          622
      Transfer agent's fees                                                   1,169
      Custodian's fees                                                           98
      Postage                                                                    96
      Shareholder reporting fees                                                157
      Directors' fees                                                             2
      Registration fees                                                          11
      Professional fees                                                          26
      Other                                                                      32
                                                                           --------
         Total expenses                                                       4,582
      Expenses paid indirectly                                                   (1)
                                                                           --------
         Net expenses                                                         4,581
                                                                           --------
            Net investment income                                             1,445
                                                                           --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                                        (15,978)
   Change in net unrealized appreciation/depreciation                       (36,027)
                                                                           --------
            Net realized and unrealized loss                                (52,005)
                                                                           --------
   Decrease in net assets resulting from operations                        $(50,560)
                                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                             1/31/2003          7/31/2002
                                                             ----------------------------
FROM OPERATIONS

   Net investment income                                     $   1,445         $    5,778
   Net realized gain (loss) on investments                     (15,978)            26,533
   Change in net unrealized appreciation/depreciation
      of investments                                           (36,027)          (288,385)
                                                             ----------------------------
      Decrease in net assets resulting from operations         (50,560)          (256,074)
                                                             ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (1,479)            (6,022)
                                                             ----------------------------
   Net realized gains                                          (19,071)           (32,795)
                                                             ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                    43,342            126,913
   Reinvested dividends                                         19,979             37,788
   Cost of shares redeemed                                     (56,622)          (135,503)
                                                             ----------------------------
      Increase in net assets from
         capital share transactions                              6,699             29,198
                                                             ----------------------------
Net decrease in net assets                                     (64,411)          (265,693)

NET ASSETS

   Beginning of period                                         850,987          1,116,680
                                                             ----------------------------
   End of period                                             $ 786,576         $  850,987
                                                             ============================
Accumulated undistributed net investment income
   End of period                                             $     201         $      235
                                                             ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   3,052              7,264
   Shares issued for dividends reinvested                        1,412              2,163
   Shares redeemed                                              (4,033)            (8,015)
                                                             ----------------------------
      Increase in shares outstanding                               431              1,412
                                                             ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and secondarily current income.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Portfolio securities, except as otherwise noted,
                       traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                    2. Over-the-counter securities are priced at the last
                       sales price or, if not available, at the average of the bid and asked prices.

                    3. Securities purchased with maturities of 60 days or
                       less are stated at amortized cost, which approximates market value.

                    4. Securities that cannot be valued by the methods set
                       forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadviser of the Fund, under valuation procedures approved by the Company's Board of Directors.

22

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Market value of securities, other assets, and
                       liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                    2. Purchases and sales of securities, income, and
                       expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                    Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                    Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset
                    arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

                 F. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

              Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $245,142,000 and $233,967,000, respectively.

              At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

              Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $56,965,000 and $110,198,000, respectively, resulting in net unrealized depreciation of $53,233,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $17,231,000 and received cash collateral of $17,720,000 for the loans. Of this amount, $17,719,000 was invested in

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

              securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                    added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 1.00% to 4.00%                  +/- 0.04%
     +/- 4.01% to 7.00%                  +/- 0.05%
     +/- 7.01% and greater               +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,369,000, which is net of a performance fee adjustment of $(118,000).

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $622,000.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                 D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,169,000.

                 E. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on June 1, 1993. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                        YEAR ENDED JULY 31,
                                      --------------------------------------------------------------------------------
                                          2003           2002           2001           2000          1999         1998
                                      --------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.64       $  19.69     $    19.79     $    20.43    $    18.88   $    18.85
                                      --------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .03            .10            .16            .16           .16          .21
   Net realized and
      unrealized gain (loss)              (.88)         (4.47)           .25              -          2.46          .69
                                      --------------------------------------------------------------------------------
Total from investment operations          (.85)         (4.37)           .41            .16          2.62          .90
                                      --------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.03)          (.10)          (.16)          (.16)         (.16)        (.21)
   From realized capital gains            (.33)          (.58)          (.35)          (.64)         (.91)        (.66)
                                      --------------------------------------------------------------------------------
Total distributions                       (.36)          (.68)          (.51)          (.80)        (1.07)        (.87)
                                      --------------------------------------------------------------------------------
Net asset value at
   end of period                      $  13.43       $  14.64     $    19.69     $    19.79    $    20.43   $    18.88
                                      ================================================================================
Total return (%)*                        (5.94)        (22.74)          2.11            .99         15.53         4.99
Net assets at end
   of period (000)                    $786,576       $850,987     $1,116,680     $1,098,474    $1,136,339   $1,078,589
Ratio of expenses to
   average net assets (%)**               1.11(a,b)      1.05(b)         .89(b)         .90           .89          .85
Ratio of net investment
   income to average
   net assets (%)**                        .35(a)         .57            .82            .78           .85         1.07
Portfolio turnover (%)                   29.47          73.52          28.95          22.90         24.53        29.38

 * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
** For the six-month period ended January 31, 2003, average net assets were $821,738,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

30

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

              DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

   INVESTMENT ADVISER,       USAA Investment Management Company
          UNDERWRITER,       9800 Fredericksburg Road
       AND DISTRIBUTOR       San Antonio, Texas 78288

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND         (from touch-tone phones only)
   USAA TOUCHLINE(R)         For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

    INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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